Balance Sheet [Parenthetical] (USD $)	Feb. 28, 2014
Preferred Stock, Par Value (in dollars per share)	$ 0.0001
Preferred Stock, Shares Authorized	1,000,000
Preferred Stock, Shares Issued	0
Preferred Stock, Shares Outstanding	0
Common Stock, Par Value (in dollars per share)	$ 0.0001
Common Stock, Shares Authorized	18,000,000
Common Stock, Shares, Issued	9,000,000
Common Stock, Shares, Outstanding	9,000,000